CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transaction, net revenue	¥ 34,702	¥ 23,790	¥ 29,293
Interest expense, related party	45,607	31,644	31,215
Cost of revenues [Member]
Related party transaction, cost of revenues	87,007	83,901	115,231
Sales and marketing expenses [Member]
Related party transaction, operating expenses	15,037	17,182	11,670
Research and development expenses [Member]
Related party transaction, operating expenses	49,550	32,839	24,699
General and administrative expenses [Member]
Related party transaction, operating expenses	¥ 11,501	¥ 9,264	¥ 11,887